Depreciation, amortization, shipping and handling expenses - Summary of Staff Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of income statement [line items]
Wages and salaries	¥ 1,338,777	$ 211,758	¥ 1,364,751	¥ 1,122,712
Contribution to defined contribution plans	386,551	61,142	287,830	324,623
Executive bonuses	19,355	3,061	59,908	59,791
Staff welfare	93,992	14,867	94,982	82,692
Staff severance cost	11,771	1,862	19,712	15,454
Others	4,887	773	3,439	6,012
Staff costs	1,855,333	293,463	1,830,622	1,611,284
Cost of sales [member]
Disclosure of income statement [line items]
Staff costs	985,676	155,907	912,304	808,763
Research and development expenses [Member]
Disclosure of income statement [line items]
Staff costs	283,543	44,849	258,118	243,049
Selling general and administrative expenses [member]
Disclosure of income statement [line items]
Staff costs	¥ 586,114	$ 92,707	¥ 660,200	¥ 559,472